SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
SHARE CAPITAL
NOTE 10 -  SHARE CAPITAL:

a.	Ordinary shares Rights of the Company’s ordinary shares

Each ordinary share is entitled to one vote. The holder of an ordinary share is also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. Since its inception, the Company has not declared any dividends.

1)
In July 2021, the Company entered into an ATM sales agreement ("2021 ATM Agreement") with Jefferies LLC ("Jefferies"), pursuant to which the Company was entitled, at its sole discretion, to offer and sell through Jefferies, acting as sales agent, shares having an aggregate offering price of up to $25.0 million throughout the period during which the ATM facility remains in effect. The Company agreed to pay Jefferies a commission of 3.0% of the gross proceeds from the sale of shares under the facility.

Under the 2021 ATM Agreement, 41,154 shares were sold under the program for total gross proceeds of approximately $0.5 million. On April 2022, the Company terminated the 2021 ATM Agreement, effective on the same date.

2)
On January 27, 2023, the Company entered into a securities purchase agreement (hereafter - “Purchase Agreement”) with Armistice Capital, pursuant to which the Company issued to Armistice Capital (i) 2,560,000 ordinary shares of the Company (the "Ordinary Shares"), par value NIS 0.1 per share in a registered direct offering (the " Registered Direct Offering") at a price of $5.00 per ordinary share and (ii) in a concurrent private placement unregistered warrants to purchase up to 2,560,000 Ordinary Shares (the "Investor Warrants"). Each of the Investor Warrants are exercisable for one ordinary share, have an exercise price of $5.85 and will become exercisable beginning six months from the date of issuance and will expire on January 27, 2028. The sale of the Ordinary Shares in the Registered Direct Offering was made by means of a shelf registration statement. The Offering closed on January 31, 2023. The gross proceeds from the Registered Direct Offering were approximately $12.8 million.

Concurrently with the signing of the Purchase Agreement, the Company also entered into a subscription agreement (hereafter - “Subscription Agreement”) between the Company and M. Arkin Dermatology Ltd., the Controlling Shareholder of the Company, pursuant to which M. Arkin Dermatology Ltd. agreed to purchase 2,000,000 unregistered Ordinary Shares and unregistered warrants to purchase up to 2,000,000 ordinary shares (the “PIPE Warrants” and, together with the Investor Warrants, the “Warrants”) in a concurrent private placement (hereafter- “Affiliate Private Placement"), at a price equal to the offering price of the Ordinary Shares in the Offering. The Affiliate Private Placement agreement was contingent on certain conditions and was approved by the Company’s shareholders in March 2023. The total proceeds of $10,000 were received in April 2023.

b.	Share-based compensation:

1)
Option plan

In December 2014, the Company’s Board of Directors approved a share incentive plan (hereafter — the Plan) and reserved a pool of 629,025 ordinary shares, par value NIS 0.1 each, or such other number as the Board may determine, subject to certain terms and conditions as defined in the Plan. According to the Plan, the Company may issue shares or restricted shares, grant options or restricted share units and other share-based awards (hereafter — the Awards) to the Company's employees, consultants, directors and other service providers.

In March 2023, the Company’s Board of Directors approved an increase of the ordinary shares that may be issued under the Company’s Plan by reserving an additional amount of 1,250,000 ordinary shares.

The Plan is designed to enable the Company to grant awards to purchase ordinary shares under various and different tax regimes including, without limitation: pursuant and subject to Section 102 of the Israeli Tax Ordinance, pursuant and subject to Section 3(i) of the Israeli Tax Ordinance and under Internal Revenue Code Section 422.

The awards may be exercised after vesting and in accordance with vesting schedules which will be determined by the Board of Directors for each grant. The maximum term of the awards is 10 years. The fair value of each option granted under the Plan is estimated using the Black-Scholes option pricing method. Expected volatility is based on the historical volatility of the company and of comparable peer companies.

The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the options granted in dollar terms. The expected term of the options is estimated based on the simplified method, as its historical experience for options grants as a public company is insufficient.

In December 2019, the Company’s Board of Directors approved an increase of the ordinary shares that may be issued under the Company’s Plan by reserving an additional amount of 912,230 ordinary shares.

As of December 31, 2023, 641,404 ordinary shares remain available for future grants under the Plan.

2)	Options grants

a.	Option granted to employees and directors During the twelve months ended December 31, 2023, the Company granted 749,750 options to employees and executive officers:

i.
In March 2023, the Company granted a total of 53,092 options to several employees to purchase ordinary shares at exercise prices of either $4.63 or $5.6 per share.

The options vest over a period of 4 years; one quarter of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following three years. The options expire on the tenth anniversary of their grant date.

ii.
In March 2023, the Company granted a total of 439,314 options to several executive officers to purchase ordinary shares at an exercise price of $4.63 or $5.6 per share.

The options vest over a period of 4 years; one quarter of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following three years. The options expire on the tenth anniversary of their grant date.

iii.
In March 2023, the board of directors approved and recommended the Company's shareholders to approve a grant of 257,344 options to the Company's CEO to purchase ordinary shares at an exercise price of $5.6 per share. The Company's shareholders approved the grant on July 26, 2023.

The options vest over a period of 4 years; one quarter of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following three years. The options expire on the tenth anniversary of their grant date.

The weighted average fair value of options granted in 2022 and 2023 was $4.49 and 2.01, respectively. The underlying data used for computing the fair value of the options are as follows:

	2022	2023
Value of one ordinary share	$4.98-$10.0	$3.59-$3.8
Dividend yield	0%	0%
Expected volatility	57.8%-62.6%	55%-56%
Risk-free interest rate	2.5%-4.2%	3.97%-4.1%
Expected term	7 years	7 years

The total unrecognized compensation cost of employee options at December 31, 2023 is $1,497, which is expected to be recognized over a period of 3.19 years.

The following table summarizes the number of options granted to employees under the Plan for the year ended December 31, 2023, and related information:

	Year ended December 31
	2022			2023
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at the beginning of the year	1,131,029	$5.64	5.73	1,864,377	$7.09	7.11
Granted	747,488	$9.31	9.21	749,750	$5.52	9.15
Exercised	(2,665)	$5.69	-	(168,151)	$2.8	-
Expired	(450)	$9.93	-	(57,740)	$8.63	-
Forfeited	(11,025)	$7.58	-	(67,114)	$7.8	-
Options outstanding at the end of the year	1,864,377	$7.09	7.11	2,321,122	$6.57	6.54
Options exercisable at the end of the year	1,179,132	$5.14	3.99	1,547,237	$6.17	3.72

b.
Option granted to non-employees

All compensation cost of non-employees' options were fully recognized as of December 31, 2023.

The following table summarizes the number of options granted to non-employees under the Plan as of December 31, 2023, and related information (no options were granted to non-employees in 2023):

	December 31
	2023
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at the end of the year	198,575	$7.70	3.84
Options exercisable at the end of the year	198,575	$7.70	3.84

c.
Restricted Share Units (RSUs) granted to Directors

In February 2018 and September 2018, the board of directors approved and recommended the Company shareholders to approve a total grant of 46,000 and 11,500 RSUs, respectively, to its independent and external directors that vest annually in equal portions over a three-year period. The fair value of shares as of the date of grant was $495 and $105 respectively. As of December 31, 2023, the RSUs had vested.

The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31
	2021	2022	2023
Research and development expenses	$33	$665	$701
General and administrative expenses	$654	$862	$1,158
	$687	$1,527	$1,859